GEOGRAPHIC AND CUSTOMER INFORMATION - Summary of Reportable Segments (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax		$ 20,876	$ 6,026	$ 5,466
Europe Middle East And Africa [Member]
Segment Reporting Information [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	[1]	18,986	3,225	2,570
Asia Pacific [Member]
Segment Reporting Information [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax		394	739	538
North America [Member]
Segment Reporting Information [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	[2]	$ 1,496	$ 2,062	$ 2,358

[1]	Includes revenues from Germany in the amount of $18,758, $3,034 and $2,491 in the years ended December 31, 2023, 2022 and 2021, respectively.
[2]	Includes revenues from United States only.